Summary of Principal Accounting Policies - Sales Related Tax (Details)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
VAT rate, minimum (as a percentage)	1.00%
VAT rate, maximum (as a percentage)	6.00%